Nature of Operations (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 287,362	$ 284,895	$ 274,601
Number of product candidates approved for sale | item	0
Total liabilities	$ 16,721	14,841	$ 9,480
Working capital deficit	$ 15,100	$ 13,100